OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER LIABILITIES
Summary of other liabilities

	At December 31	At December 31
(in thousands)	2023	2022

Other liabilities:
Post-employment benefits	$1,117	$1,201
Lease obligations	287	396
Loan obligations	130	180
	$1,534	$1,777

Other liabilities-by balance sheet presentation:
Current	$333	$336
Non-current	1,201	1,441
	$1,534	$1,777

Schedule of Post-employment benefits

	At December 31	At December 31
(in thousands)	2023	2022
Accrued benefit obligation	$1,117	$1,201
	$1,117	$1,201

Post-employment benefits-by balance sheet presentation:
Current	$120	$120
Non-current	997	1,081
	$1,117	$1,201

Summary of Post-employment benefits continuity

(in thousands)	2023	2022

Balance-January 1	$1,201	$1,274
Accretion (note 20)	21	22
Benefits paid	(105)	(95)
Balance-December 31	$1,117	$1,201

Summary of debt obligations continuity

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Balance-January 1, 2022	$452	$56	$508
Accretion (note 20)	32	—	32
Additions (note 10)	87	158	245
Repayments	(175)	(34)	(209)
Balance-December 31, 2022	$396	$180	$576

Accretion (note 20)	27	—	27
Additions	33	—	33
Repayments	(168)	(50)	(218)
Liability adjustment gain	(1)	—	(1)
Balance-December 31, 2023	$287	$130	$417

Schedule of debt obligation maturities

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Maturity analysis-contractual undiscounted cash flows:
Next 12 months	$161	52	$213
One to five years	150	83	233
More than five years	—	—	—
Total obligation-end of period-undiscounted	311	135	446
Present value discount adjustment	(24)	(5)	(29)
Total obligation-end of period-discounted	$287	130	$417